SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / X /

         Pre-Effective Amendment No.                                  /   /
         Post-Effective Amendment No.                                /    /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                / X /
OF 1940

         Amendment No.                                                /     /

                        (Check appropriate box or boxes.)

                      TRUE Funds - File Nos. 333- and 811-
               (Exact Name of Registrant as Specified in Charter)

              5455 Corporate Drive, Suite 204, Troy, Michigan 48098
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (248-267-5070

                       Scott Woosley, LMFA Advisors, LLC,
                 5455 Corporate Drive, Suite 204, Troy, MI 48098
                     (Name and Address of Agent for Service)

                                  With copy to:
                     Donald S. Mendelsohn, Thompson Hine LLP
              312 Walnut Street, 14th Floor, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:  August 1, 2004

It is proposed that this filing will become effective:
/   / immediately upon filing pursuant to paragraph (b)
/   / on (date) pursuant to paragraph (b)
/   / 60 days after filing pursuant to paragraph (a)(1)
/   / on (date) pursuant to paragraph (a)(1)
/   / 75 days after filing pursuant to paragraph (a)(2)
/   / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/    / this  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                       TRade Union Equity (TRUE(TM)) Funds


                             TRUE(TM) Large Cap Fund
                             TRUE(TM) Small Cap Fund


                                   Prospectus

                           ________________ ___, 2004





Are your assets invested in a manner that is TRUE(TM) to your values and beliefs?


                                [GRAPHIC OMITTED]









5455 Corporate Drive, Suite 204
Troy, Michigan 48098
800-___-____



     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                         PAGE

TRUE(TM)FUNDS OVERVIEW..................................................

HOW THE FUNDS HAVE PERFORMED............................................

FEES AND EXPENSES OF THE FUNDS..........................................

ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS............

HOW TO BUY SHARES.......................................................

HOW TO REDEEM SHARES....................................................

DETERMINATION OF NET ASSET VALUE........................................

DIVIDENDS, DISTRIBUTIONS AND TAXES......................................

MANAGEMENT OF THE FUNDS.................................................

PRIVACY POLICY..........................................................

FOR MORE INFORMATION................................................BACK COVER

                             TRUE(TM) FUNDS OVERVIEW

The TRade Union Equity (TRUE(TM)) Funds are professionally managed equity investment products that seek to provide long-term growth of capital without compromising the values and beliefs of our investors. The Funds adhere to an investment strategy that supports working families and their communities.

The TRUE(TM) Funds investment process is premised on the belief that:

     1.   A company's most productive assets are its people;
     2. Employees that are fairly compensated and are provided a safe, collaborative working environment can achieve exceptional results; and
     3. Companies that maintain a pro-worker posture can produce superior investment returns and achieve higher long-term growth rates than their peers.

The TRUE(TM) Funds have adopted the AFL-CIO's 2003 Proxy Voting Guidelines. When voting on behalf of the TRUE(TM) Funds, the Funds' investment adviser will:
     1. Nominate and/or support Independent Directors that possess a long-term view and recognize the value of workers to the company;
     2.   Support  reasonable  executive  "pay for  performance"  packages  that effectively align the interest of company management with shareholders; and
     3. Support proposals encouraging "High-Performance" workplace practices such as employee training, collaborative decision making, and employment security.

The TRUE(TM) Funds' investment adviser is LMFA Advisors, LLC. The investment sub-adviser is EQYTY Research and Management, Ltd.

RISK/RETURN SUMMARY - TRUE(TM) Large Cap Fund

INVESTMENT OBJECTIVE: The investment objective of the Fund is long-term growth of capital.

PRINCIPAL STRATEGIES: The Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of large capitalization U.S. companies (which, for purposes of the Fund, are those companies with market capitalizations above $____ billion). The sub-adviser uses fundamental analysis of each company's financial condition and industry position, as well as market and economic conditions, to select the Fund's investments. The Fund will not invest in any company that the investment adviser believes is managed in a manner that is fundamentally unfavorable to the interests of its workers, their families, or their communities. The Fund will sell a stock if the sub-adviser believes that the company's prospects have deteriorated, or if the investment adviser believes that the company no longer satisfies the TRUE(TM) values.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The main risk of investing in the Fund is that the sub-adviser may be incorrect in its assessment of the prospects of the companies in which the Fund invests. It is also possible that the companies that were excluded for worker related issues might outperform other large cap companies, in which case the Fund may under perform other large cap mutual funds.
o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

o    OTHER RISKS.
     o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

                  RISK/RETURN SUMMARY - TRUE(TM) Small Cap Fund

INVESTMENT OBJECTIVE: The investment objective of the Fund is long-term growth of capital.

Principal Strategies: The Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of small capitalization U.S. companies (which, for purposes of the Fund, are those companies with market capitalizations below $____ billion). The sub-adviser uses fundamental analysis of each company's financial condition and industry position, as well as market and economic conditions, to select the Fund's investments. The Fund will not invest in any company that the investment adviser believes is managed in a manner that is fundamentally unfavorable to the interests of its workers, their families, or their communities. The Fund will sell a stock if the sub-adviser believes that the company's prospects have deteriorated, or if the investment adviser believes that the company no longer satisfies the TRUE(TM) values.


PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The main risk of investing in the Fund is that the sub-adviser may be incorrect in its assessment of the prospects of the companies in which the Fund invests. It is also possible that the companies that were excluded for worker related issues might outperform other small cap companies, in which case the Fund may under perform other small cap mutual funds.
o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o SMALL COMPANY RISK. Because the Fund invests in small capitalization companies, the Fund will be subject to additional risks. These include:
     o The earnings and prospects of small companies are more volatile than large companies.
     o Small companies may experience higher failure rates than large companies.
     o The trading volume of securities of small companies is normally less than that of large companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with large companies.
     o Small companies may have limited markets, product lines or financial resources and may lack management experience.
o    OTHER RISKS.
     o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

                          HOW THE FUNDS HAVE PERFORMED

     Although past performance of a Fund is no guarantee of how they will perform in the future, historical performance may give you some indication of the risk of investing in a Fund because it demonstrates how its returns have varied over time. The Bar Charts and Performance Tables that would otherwise appear in this Prospectus have been omitted because the Funds are recently organized and have less than one full calendar year of operations.

                         FEES AND EXPENSES OF THE FUNDS

     The table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES                                     LARGE CAP FUND    SMALL CAP FUND
(Fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases             NONE                       NONE
Maximum Deferred Sales Charge (Load)                 NONE                       NONE
Redemption Fee (if held less than 5 days) 1          2.00%                      2.00%

ANNUAL FUNDS OPERATING EXPENSES
(Expenses that are deducted from Fund assets)
Management Fee                                       0.80%                      1.00%
Distribution and/or Service (12b-1) Fees             NONE                       NONE
Other Expenses 2                                     0.30%                      0.39%
Total Annual Funds Operating Expenses                1.10%                      1.39%
Fee Waiver/Expense Reimbursement 3                   0.10%                      0.14%
Net Annual Fund Operating Expenses                   1.00%                      1.25%



1 If you purchase shares and then redeem those shares within 5 days, you will pay a redemption fee of 2.00% of the amount redeemed. [In addition, a wire transfer fee of $15 is charged to defray custodial charges for all redemptions paid by wire transfer. This fee is subject to change.]
2 "Other Expenses" are based on estimated amounts for the current fiscal year.
3 The adviser has contractually agreed to waive management fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses of the Funds (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) as described above until [December 31], 2005. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three fiscal years following waiver or reimbursement if the Fund is able to make the repayment without exceeding its current expense limitations.

Example:

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either of the Funds for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same (except for reimbursement during the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 Year                    3 Year
                                          -------                   --------
Large Cap Fund
Small Cap Fund

          ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS

The investment objective of either Fund may be changed without shareholder approval.

     From time to time, each of the Funds may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments or money market funds. If either of the Funds invests in shares of a money market funds or other investment company, the shareholders of that Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, either of the Funds may not achieve its investment objective. The Funds may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.



                                HOW TO BUY SHARES

INITIAL PURCHASE


     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.


     The minimum initial investment in either of the Funds is $1,000 ($2,500 for qualified retirement accounts and medical savings accounts). The Funds charge a $10 annual account maintenance fee for each account that is under $10,000, unless other accounts registered under the same tax ID number in the aggregate exceed $10,000. Investors choosing to purchase or redeem their shares through a broker-dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);
o    a check made payable to the Fund in which you intend to invest.

Mail the application and check to:

U.S. Mail:    TRUE Funds              Overnight:     TRUE Funds
              c/o ____________.                      c/o __________________
              P.O. Box ______                        _____________________
              _____________________                  _______________________

BY WIRE - You may also purchase shares of one of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Funds' transfer agent, at 1-800-__________ to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         _________________ Bank
         ABA# ________________
         Attn: TRUE Funds
         D.D.A. # _____________
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)

     You must provide a signed application to __________________ at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

     You may purchase additional shares of the Funds (subject to a $______ minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain:

o   your name
o   the name of your account(s),
o   your account number(s),
o   the name of the Fund
o   a check made payable to the Fund

Send your purchase request to the address listed under the heading "How to Buy Shares-Initial Purchase." A bank wire should be sent as outlined above.

[AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting [$500] or more from your bank checking account. You may change the amount of your monthly purchase at any time. If your bank rejects an Automatic Investment Plan purchase, your shareholder account will be charged a fee to defray bank charges.]

TAX SHELTERED RETIREMENT PLANS

     Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

     The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the appropriate Fund; the Funds do not accept third party checks.

     The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Funds are deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the transfer agent.

                              HOW TO REDEEM SHARES

     Requests to sell shares are processed at the net asset value ("NAV") next calculated after we receive your order in proper form, minus any applicable redemption fee. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of [$15] is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in either of the Funds at no charge by mail. Your request should be addressed to:

U.S. Mail:    TRUE Funds                   Overnight:     TRUE Funds
              c/o ____________.                           c/o ________________
              P.O. Box ______                             ____________________
              _____________________                       ____________________

"Proper form" means your request for redemption must include:

o    the Fund name and account number,
o    account name(s) and address,
o    the dollar amount or number of shares you wish to redeem.

     To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds require that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require that signatures be guaranteed for redemptions of [$25,000] or more. Signature guarantees are for the protection of shareholders.

You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 888-___________ if you have questions. At the discretion of the Funds or the transfer agent you may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Funds by calling the transfer agent at 888-_________. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Funds may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     REDEMPTION FEE - The Funds will deduct a 2.0% redemption fee from your redemption proceeds if you purchase shares and then redeem those shares within 5 days. Redemption fees are paid to the applicable Fund, and are designed to deter excessive short-term trading and to offset commissions and other costs associated with fluctuations in Fund asset levels caused by short-term trading. To calculate the holding period, shares held longest will be treated as being redeemed first, and shares held shortest as being redeemed last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions (dividends and capital gains). The Fund may terminate or modify the terms of the redemption fee at any time.


     ADDITIONAL INFORMATION - If you are not certain of the requirements for redemption please call the transfer agent at 888-_______________. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

     Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in a Fund on 30 days' written notice if the value of your shares in one the Fund is less than $________ due to redemption, or such other minimum amount as the Funds may determine from time to time. You may increase the value of your shares in one of the Funds to the minimum amount within the 30-day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the particular Funds' net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday). Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form, minus any applicable redemption fee.

     The NAV is calculated by dividing the value of a Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the sub-adviser at their fair value, according to procedures approved by the Board of Trustees.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Each Fund expect that its distributions will consist primarily of capital gains.

TAXES

     In general, selling or exchanging shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when one of the Funds is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUNDS

     LMFA Advisors, LLC, 5455 Corporate Drive, Suite 204, Troy, Michigan 48098, serves as investment adviser to the Funds. The adviser is a recently formed investment adviser [that was organized to serve the pension and labor investment market]. The Large Cap Fund is authorized to pay the adviser an annual fee equal to 0.80% of its average daily net assets. The Small Cap Fund is authorized to pay the adviser an annual fee equal to 1.00% of its average daily net assets.

     EQYTY Research and Management, Ltd., 27 Beaver Place, Boston, Massachusetts, 02108, serves as the investment sub-adviser to the Funds. Founded in 1994, EQYTY is an employee owned investment management firm serving pension plans and other institutional clients. For its services, the sub-adviser receives an annual fee from the adviser equal to 0.35% and 0.45% of Large Cap Fund's and Small Cap Fund's average daily net assets, respectively.

     The portfolio managers primarily responsible for the day-to-day management of each Fund's portfolio are Jeffrey D. Fotta, CFA, and Thomas F. Lynch. Mr. Fotta has over fifteen years of experience in the fundamental analysis of equity securities and is co-founder and Managing Partner of EQYTY, where he has managed both mutual and hedge funds. The focus of Mr. Fotta's research has been in quantifying and developing advanced fundamental analysis techniques for the purpose of applying them to equity markets. His research includes development of the "balance sheet" based Dual Cash Flow Model(TM) for use in the security selection process as well as other fundamentally based quantitative models. Mr. Fotta received both an MBA in Finance (1992) and a B.A. in Economics and Philosophy (1985) from Boston College.

     Mr. Lynch has over twenty years of experience in macro and micro-economic modeling and computer programming and is a co-founder and partner of EQYTY. For the past eight years he has been working closely with Mr. Fotta on developing research based quantitative analysis as well as developing several portfolio trading strategies and products. Mr. Lynch's previous experience includes managing and trading hedge fund portfolios as well as creating auditing tools used to analyze growth, profitability, and liquidity at the security level. Mr. Lynch received a B.S. in Computer Science and Mathematics (1986) from Boston College.

     The adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                                 PRIVACY POLICY

     [The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUNDS COLLECTS. The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUNDS DISCLOSES. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.]

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on the Funds' policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Funds' performance results as of the Funds' latest semi-annual or annual fiscal year end.

     Call the Funds at 888-________ to request free copies of the SAI and the Funds' annual and semi-annual reports or to request other information about the Funds and to make shareholder inquiries.

     You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act #811-_____

                       TRade Union Equity (TRUE(TM)) Funds


                             TRUE(TM) Large Cap Fund
                             TRUE(TM) Small Cap Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                            __________________, 2004

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the TRUE(TM) Funds dated _______________, 2004. A free copy of the Prospectus can be obtained by writing the transfer agent at Unified Fund Services, Inc. at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-696-2733.

TABLE OF CONTENTS                                               PAGE


DESCRIPTION OF THE TRUST AND THE FUNDS..............................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS...................................................

INVESTMENT LIMITATIONS..............................................

THE INVESTMENT ADVISER AND SUB-ADVISER..............................

TRUSTEES AND OFFICERS...............................................

PORTFOLIO TRANSACTIONS AND BROKERAGE................................

DETERMINATION OF SHARE PRICE........................................

PROXY VOTING........................................................

ADDITIONAL TAX INFORMATION..........................................

CUSTODIAN...........................................................

FUND SERVICES.......................................................

ACCOUNTANTS.........................................................

FINANCIAL STATEMENTS................................................




DESCRIPTION OF THE TRUST AND THE FUND

     The TRUE(TM)Large Cap Fund and the TRUE(TM)Small Cap Fund (individually a "Fund," together, the "Funds") were organized as non-diversified series of the TRUE(TM)Funds (the "Trust") on ___________________ and commenced operations on ______________________. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated ___________, 2004 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only series currently authorized by the Trustees. The investment Adviser to the Funds is LMFA, LLC (the "Adviser"). The investment sub-adviser to the Funds is EQYTY Research and Management, Ltd. LMFA, LLC (the "Sub-Adviser").

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds' transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Prior to the public offering of the Funds, ________________ purchased all of the outstanding shares of each of the Funds and may be deemed to control both of the Funds. As the controlling shareholder, _____________ could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that ________________ will no longer control the Funds.

     For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Funds' assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

     A. Equity  Securities.  The Funds may invest in equity  securities  such as
     ---------------------
common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. [The Funds may not invest more than 5% of their respective net assets in either convertible preferred stocks or convertible bonds. The Funds' Sub-Adviser will limit each Fund's investment in convertible securities to investment grade (those rated "BBB" or better by Standard & Poor's Rating Group ("S&P") or those rated "Baa" or better by Moody's Investors Service, Inc. ("Moody's")), or if unrated, of comparable quality in the opinion of the Sub-Adviser.]

     Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Sub-Adviser. As a result, the return and net asset value of the Funds will fluctuate. Securities in the Funds' portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some holdings of the Funds may be realized quickly, it is not expected that most investments will appreciate rapidly.

     B. Short Sales.  The Funds may sell a security short in  anticipation  of a
     --------------
decline in the market value of the security. When one of the Funds engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size. The Fund may sell any security short, including the stock of a company that is ineligible for purchase based on the Adviser's application of TRUE(TM) values.

     In connection with its short sales, the Funds will be required to maintain a segregated account with the Funds' custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Funds may not receive any payments (including interest) on collateral deposited with the broker or custodian.

     C.  Securities  Lending.  The Funds may make long and  short-term  loans of
     -----------------------
portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allow a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Sub-Adviser. Furthermore, they will only be made if, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.

     The Sub-Adviser understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     D.  Restricted  and Illiquid  Securities.  The  portfolios of the Funds may
     ----------------------------------------
contain illiquid securities. Illiquid securities generally include securities, which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Funds may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Funds might obtain a less favorable price than the price it could have obtained when it decided to sell. The Funds will not invest more than 15% of its net assets in illiquid securities.

     With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Funds, however, will not invest more than 10% of the respective net assets of either Fund in Rule 144A securities. Under the supervision of the Board of Trustees, the Sub-Adviser determines the liquidity of restricted securities and, through reports from the Sub-Adviser; the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Funds could be adversely affected.

     E. Fixed Income Securities. Although the Funds intend to invest primarily in U.S. common stocks, the each Fund reserves the right, during periods of unusually high interest rates or unusual market conditions, to invest in fixed income securities for preservation of capital, total return and capital gain purposes, if the Sub-Adviser believes that such a position would best serve the Funds' investment objective. Fixed income securities include corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

          CORPORATE DEBT SECURITIES - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Sub-Adviser considers corporate debt securities to be of investment grade quality if they are rated "BBB" or higher by S&P, or "Baa" or higher by Moody's, or if unrated, determined by the Sub-Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

          U.S. GOVERNMENT OBLIGATIONS - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     F.  Repurchase  Agreements.  The Funds may invest in repurchase  agreements
     --------------------------
fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Funds) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Funds engage will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Funds could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Sub-Adviser to be creditworthy. The Sub-Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

     G.  [Borrowing.  The Funds are permitted to borrow money up to one-third of
     --------------
the value of the total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and the Funds' ability to achieve greater diversification. However, it also increases investment risk. Because the Funds' investments will fluctuate in value, whereas the interest obligations on borrowed amounts may be fixed, during times of borrowing, a Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Funds may have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.]

     I.  Options  Transactions.  The  Funds may  engage  in option  transactions
     -------------------------
involving  individual  securities and stock indexes.  An option involves either:
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Funds will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Funds will segregate with the custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily. The indexes involved in the Fund's option transactions may include companies that are ineligible for purchase based on the Adviser's application of TRUE(TM) values. However, such index option transactions will generally be held temporarily for defensive or hedging purposes or for investment of cash pending selection of individual stocks.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Funds' potential loss to the amount of the premium paid and can afford the Funds the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option by one of the Funds could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

INVESTMENT LIMITATIONS

     Fundamental.  The investment  limitations described below have been adopted
    -----------
by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund to which they relate. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of that Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting, or (2) more than 50% of the outstanding shares of a Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to, the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing  Money.  The Funds will not borrow money,  except:  (a) from a
     ------------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of that Fund, or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of that Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior  Securities.  The Funds will not issue  senior  securities.  This
     ---------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that the Funds' engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued
    ----------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

     4. Real  Estate.  The Funds will not  purchase  or sell real  estate.  This
     ---------------
limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  Commodities.  The Funds will not  purchase or sell  commodities  unless
     ---------------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans.  The Funds will not make loans to other persons,  except:  (a) by
    ---------
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  Neither Fund will invest 25% or more of its total assets
     ----------------
in a particular industry. Neither Fund will invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8.  Diversification.  The Funds  will not invest in the  securities  of any
     -------------------
issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
    ----------------
with respect to the Funds and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  Pledging.  The Funds will not mortgage,  pledge,  hypothecate or in any
         --------
manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.  The Funds will not purchase any security  while  borrowings
         ---------
(including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases. The Funds will not purchase securities or evidences of
       -----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options; futures contracts, short sales and other permitted investments and techniques.

     4.  Options.  The Funds will not purchase or sell puts,  calls,  options or
        --------
straddles, except as described in the Statement of Additional Information.

     5.  Illiquid  Investments.  The Funds will not invest  more than 15% of the
         --------------------
respective net assets of each Fund in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. 80% Investment Policy. Under normal  circumstances,  at least 80% of the
        ---------------------
Large Cap Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stocks of large capitalization U.S. companies. Under normal circumstances, at least 80% of the Small Cap Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stocks of small capitalization U.S. companies. Neither Fund will change its policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the Fund's shareholders.

THE INVESTMENT ADVISER AND SUB-ADVISER

     LMFA Advisors, LLC, 5455 Corporate Drive, Suite 204, Troy, Michigan 48098, serves as investment Adviser to the Funds. Timothy Nichols, Edward Ruffley, Scott Woosley (indirectly through Scott Woosley, LLC), and David Zarnoch may each be deemed to control the Adviser as a result of their respective beneficial ownership of membership interests of the Adviser.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Adviser receives an annual fee computed and accrued daily and paid monthly equal to 0.80% and 1.00% of the Large Cap Fund's and the Small Cap Fund's average daily net assets, respectively. The Adviser has contractually agreed to waive management fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses of the Funds (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) as described above until [December 31], 2005. Any waiver or reimbursement by the adviser [including organizational costs] is subject to repayment by the Fund within the three fiscal years following waiver or reimbursement if the Fund is able to make the repayment without exceeding its current expense limitations (0.80% and 1.00% of the Large Cap Fund's and the Small Cap Fund's average daily net assets, respectively).

[Approval of the Agreement]

     The Adviser retains the right to use the acronym "TRUE(TM)" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the acronym "TRUE(TM)" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

     EQYTY Research and Management, Ltd., 27 Beaver Place, Boston, Massachusetts, 02108 (the "Sub-Adviser") is the investment sub-adviser to the Funds. Jeffrey D. Fotta and Thomas F. Lynch may each be deemed to control the Sub-Adviser as a result of their respective beneficial ownership of the Sub-Adviser. Under the terms of the sub-advisory agreement, the Sub-Adviser receives an annual fee from the Adviser equal to 0.35% and 0.45% of Large Cap Fund's and Small Cap Fund's average daily net assets, respectively.

     Under the terms of the management agreement (the "Sub-Advisory Agreement"), subject always to the control of the Board of Trustees, the Sub-Adviser, at its expense, furnishes continuously an investment program for the Funds. The Sub-Adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. The Sub-Adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the Funds. The Sub-Adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. The Sub-Adviser pays all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

     On _________, 2004, the Trustees met to consider the current Sub-Advisory Agreement.

[Approval of the Sub-Advisory Agreement]

CODE OF ETHICS

     The Trust, Adviser, Sub-Adviser and Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the SEC.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. As of ___________, 2004, the Funds are the only series in the "Funds Complex."

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


------------------- ------------ ------------------ ----------------------------------- ------------- ----------------
                                                                                         Number of
                                                                                         Portfolios
Name, Address and                                                                         in Fund          Other
       Age          Position(s)   Term of Office      Principal Occupation(s) During      Complex      Directorships
                     Held with     and Length of               Past 5 Years             Overseen by       Held by
                     the Fund       Time Served                                           Director       Director
------------------- ------------ ------------------ ----------------------------------- ------------- ----------------

------------------- ------------ ------------------ ----------------------------------- ------------- ----------------

------------------- ------------ ------------------ ----------------------------------- ------------- ----------------

------------------- ------------ ------------------ ----------------------------------- ------------- ----------------

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust]


------------------- ------------ ------------------ ----------------------------------- ------------- ----------------
Name, Address and   Position(s)   Term of Office      Principal Occupation(s) During     Number of         Other
                                                                                         Portfolios
                                                                                          in Fund
       Age                                                                                Complex      Directorships
                     Held with     and Length of               Past 5 Years             Overseen by       Held by
                     the Fund       Time Served                                           Director       Director
------------------- ------------ ------------------ ----------------------------------- ------------- ----------------
Scott Woosley                                                                                1
------------------- ------------ ------------------ ----------------------------------- ------------- ----------------

------------------- ------------ ------------------ ----------------------------------- ------------- ----------------

------------------- ------------ ------------------ ----------------------------------- ------------- ----------------


     The following table estimates the compensation to be paid to the Trustees of the Trust for the first full fiscal year.

----------------------------------------- ------------------------------------
NAME                                        TOTAL COMPENSATION FROM TRUST
----                                        -----------------------------
----------------------------------------- ------------------------------------
                                                         $0
----------------------------------------- ------------------------------------
                                                         $0
----------------------------------------- ------------------------------------
                                                         $0
----------------------------------------- ------------------------------------
                                                         $0
----------------------------------------- ------------------------------------

     The following table provides information regarding shares of the Funds owned by each Trustee as of ____________, 2004.

    -------------------------------------- ----------------------------------
                   Trustee                   Dollar Range of Funds Shares
    -------------------------------------- ----------------------------------
    -------------------------------------- ----------------------------------
                                                         None
    -------------------------------------- ----------------------------------
    -------------------------------------- ----------------------------------
                                                         None
    -------------------------------------- ----------------------------------
    -------------------------------------- ----------------------------------
                                                         None
    -------------------------------------- ----------------------------------
    -------------------------------------- ----------------------------------
                                                         None
    -------------------------------------- ----------------------------------


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of the Funds' portfolio transactions. In placing portfolio transactions, the Sub-Adviser seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Sub-Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Sub-Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Sub-Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research   services  include   supplemental   research,   trading  systems,
securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Sub-Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Sub-Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Sub-Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Sub-Adviser that the review and study of the research and other information will not reduce the overall cost to the Sub-Adviser of performing its duties to the Funds under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities may be purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When a Fund and another of the Adviser's or the Sub-Adviser's clients seek to purchase or sell the same security at or about the same time, the Sub-Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as desired or the Fund may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The Sub-Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Sub-Adviser believes an adjustment is reasonable, may adjust the allocation.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the

Board of Trustees to make a voting decision. [The Adviser shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the adviser's (or sub-adviser's) proxy voting policies. The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser's proxy voting policies and in the best interests of Fund shareholders.] When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Adviser's proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-___-____ or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-800-___-____ and will be sent within three business days of receipt of a request.

ADDITIONAL TAX INFORMATION

     The Funds intend to qualify as a regulated investment company, or "RIC," under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Funds of liability for federal income taxes. If for any taxable year the Funds do not qualify for the special tax treatment afforded regulated investment companies, all of the taxable income of each of the Funds will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Funds' earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     The Funds' net realized capital gains from securities transactions would be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

CUSTODIAN

     ___________________________,   ____[address]______,  is  custodian  of  the
Funds' investments. The custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

FUND SERVICES

     Mutual Shareholder Services, LLC ("MSS"), 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other Fund shareholder service functions.

     MSS also performs the Fund's accounting functions and, in such capacity, maintains current books and records of the Fund's receipts and disbursements, calculates the Fund's daily net asset value and provides the Fund and its adviser with standard operational reports. For its services as fund accountant, MSS receives an annual fee from the Fund based upon the average value of the Fund, with a maximum annual fee of $________________.

ACCOUNTANTS

     The  firm  of  __________________________________________________[address], has been selected as independent public accountants for the Trust for the fiscal year ending ____________ ____, 2005. McCurdy & Associates performs an annual audit of each of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

FINANCIAL STATEMENTS

         [to be supplied]

TRUE FUNDS

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust is filed herewith.

(b)  By-laws.  Registrant's By-laws are filed herewith.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.  To be supplied.

(e)  Underwriting Contracts.  To be supplied.

(f)  Bonus or Profit Sharing Contracts.  None.

(g)  Custodian Agreements.  To be supplied.

(h)  Other Material Contracts.  None.

(i)  Legal Opinion.  Opinion and Consent of Thompson Hine LLP to be supplied.

(j)  Other Opinions.  Consent of Accountants to be supplied.

(k)  Omitted Financial Statements.  None.

(l)  Initial Capital Agreements.  To be supplied.

(m)  Rule 12b-1 Plan.  None.

(n)  Rule 18f-3 Plan.  None.

(o)  Reserved.

(p)  Codes of Ethics. To be supplied.

(q)  Powers of Attorney. To be supplied.

Item 24.  Persons Controlled by or Under Common Control with the Fund

      None.

Item 25.  Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as
------------------------------------------------------
otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses.  The Trust shall  advance  attorneys'  fees or
--------------------------------
other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6  Indemnification  Not Exclusive,  etc. The right of  indemnification
-------------------------------------------------
provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.


Item 26.  Business and Other Connections of the Investment Adviser

(a) LMFA Advisors, LLC, ("Adviser"), 5455 Corporate Drive, Suite 204, Troy, Michigan 48098, adviser to TRUE Funds ("Adviser"), will register as a registered investment adviser.

     (i) Adviser has engaged in no other business of a substantial nature during the past two fiscal years.

     (ii) Timothy Nichols, Edward Ruffley, Scott Woosley (indirectly through Scott Woosley, LLC), and David Zarnoch are the members of the Adviser. In addition, they are members of Labor-Management Fund Advisors, LLC, a real estate advisory firm, and Pilot Group, LLC, a mortgage banking firm. The office of both is located at 5455 Corporate Drive, Suite 204, Troy, Michigan 48098.

(b) EQYTY Research and Management, Ltd. ("Sub-Adviser"), 27 Beaver Place, Boston, Massachusetts, 02108, sub-adviser to TRUE Funds ("Sub-Adviser"), is a registered investment adviser.

     (i) Sub-Adviser has engaged in no other business of a substantial nature during the past two fiscal years.

     (ii) The directors and officers of Sub-Adviser have engaged in no other business of a substantial nature during the past two fiscal years.

Item 27.  Principal Underwriters.  None.

Item 28.  Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 5455 Corporate Drive, Suite 204, Troy, Michigan 48098.

Item 29.  Management Services Not Discussed in Parts A or B

      None.

Item 30.  Undertakings

      None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Troy, State of MI on the 28th day of May, 2004.

                                                     TRUE FUNDS


                                                     By:_/s/___________________
                                                        Scott Woosley, Trustee


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                                                     __/s/_____________________
                                                     Scott Woosley
                                                     Trustee



                                                     May 28, 2004

                                  EXHIBIT INDEX

1.       Declaration of Trust.........EX-99.23.a
2.       By-laws......................EX-99.23.b